7. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Risk-free interest rate	1.09%	1.58%	1.92%
Expected life	2 years	1 year	1 year
Expected volatility	120.96%	110.77%	95.54%
Expected dividend yield	nil	nil	nil